UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Babson Capital Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/16

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

Corporate Restricted Securities - 84.90%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 71.18%: (C)
1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 10/17/2019	$694,597	10/17/12	$686,223	$694,597
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	131,676
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	111,268
			799,857	937,541

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 12/20/2016 (D)	$420,000	05/15/08	413,944	405,300
13% Senior Subordinated Note due 12/20/2016 (D)	$420,000	05/15/08	384,627	—
Common Stock (B)	60,000 shs.	05/15/08	60,000	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	—
			894,225	405,300

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$181,818	08/01/12	170,259	181,818
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	232,289
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	39,301
			337,705	453,408

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,910	7,777
* 12/07/12, 07/11/13 and 06/30/15.

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	152 shs.	12/27/07	75,131	294,699
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	53,940
			96,731	348,639

 Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% Senior Subordinated Note due 09/27/2020	$1,194,350	03/27/15	$1,173,934	$1,217,337
Preferred Stock (B)	1,122 shs.	03/27/15	112,154	112,722
Common Stock (B)	346 shs.	03/27/15	346	—
			1,286,434	1,330,059

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
12.5% Senior Subordinated Note due 11/18/2020	$1,466,770	11/18/14	1,442,810	1,477,025
Limited Liability Company Unit	288 uts.	11/18/14	288,000	306,663
			1,730,810	1,783,688

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	331,345

Animal Supply Company
A distributor of pet products to independent pet stores, veterinary clients and other pet specialty retailers.
10.5% Second Lien Term Loan due 09/17/2019	$1,759,500	03/30/15	1,739,474	1,670,894

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% Senior Subordinated Note due 02/01/2020	$1,706,704	*	1,686,272	1,710,392
Limited Partnership Interest	524 uts.	08/01/14	523,950	612,763
* 05/21/13 and 08/01/14.			2,210,222	2,323,155

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% Senior Subordinated Note due 05/18/2021	$743,096	11/19/15	728,982	740,900
Limited Liability Company Unit (B)	111,100 uts.	11/18/15	111,100	49,662
			840,082	790,562

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	1,487,566	1,527,153
Preferred Stock (B)	210 shs.	08/17/15	209,390	207,642
Common Stock (B)	210 shs.	08/17/15	210	—
			1,697,166	1,734,795

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% Senior Subordinated Note due 01/31/2020 (D)	$500,587	07/31/14	$491,228	$—
Limited Liability Company Unit	45,504 uts.	*	—	—
* 07/31/14 and 10/14/15.			491,228	—

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$198,582	10/12/12	196,627	198,582
13% Senior Subordinated Note due 09/30/2019	$328,942	10/12/12	314,275	328,942
Common Stock (B)	51,064 shs.	10/12/12	51,064	184,835
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	73,175
			582,182	785,534

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% Senior Subordinated Note due 06/30/2021	$1,585,909	06/30/15	1,557,300	1,542,004
Common Stock (B)	1,417 shs.	06/30/15	156,800	114,637
			1,714,100	1,656,641

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	134,171
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	244,757
			208,333	378,928

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 11/01/2019	$1,412,605	*	1,354,208	1,426,731
Preferred Stock (B)	1,350 shs.	*	134,972	159,761
Preferred Stock (B)	489 shs.	*	48,721	57,904
Common Stock (B)	140 shs.	*	14,864	67,834
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	58 shs.	*	5,430	28,176
* 05/09/13 and 11/01/13.			1,558,195	1,740,406

 Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% Senior Subordinated Note due 01/19/2018	$771,020	01/19/11	$755,678	$771,020
14% Senior Subordinated Note due 08/03/2019	$201,909	08/03/12	199,668	201,909
Common Stock (B)	375 shs.	01/19/11	37,500	46,355
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	36,437
			1,022,096	1,055,721

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 03/26/2018	$190,933	03/26/12	188,125	175,046
10% Senior Subordinated Note due 09/15/2099	$6,492	09/15/14	6,492	—
Common Stock (B)	1,327 shs.	*	132,700	—
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	—
* 03/26/12, 05/25/12 and 06/19/12.			333,057	175,046

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% Senior Subordinated Note due 04/01/2021	$1,603,799	10/01/14	1,577,036	1,619,837
Common Stock (B)	1,568 shs.	10/01/14	156,818	85,436
			1,733,854	1,705,273

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	672,523

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
13% Senior Subordinated Note due 10/04/2020	$1,527,328	03/04/15	1,501,975	1,525,784
Limited Liability Company Unit (B)	230 uts.	03/04/15	230,000	237,599
			1,731,975	1,763,383

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	$82,613	$104,200
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	80,209
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	829,401
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	121,420
			142,369	1,135,230

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 11/22/2019	$1,268,134	11/22/13	1,251,348	1,254,891
Common Stock (B)	78 shs.	11/22/13	443,182	484,218
			1,694,530	1,739,109

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	156 shs.	10/26/09	156,468	265,493
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	193,974
Common Stock (B)	38 shs.	10/26/09	38,244	119,834
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	87,556
			324,821	666,857

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 05/04/2019	$1,383,110	05/04/12	1,368,640	1,383,110
Preferred Stock (B)	25 shs.	05/04/12	252,434	329,419
Common Stock (B)	25 shs.	05/04/12	28,048	7,292
			1,649,122	1,719,821

Dunn Paper
A provider of specialty paper for niche product applications.
Preferred Stock (B)	261 shs.	12/30/14	261,364	885,158

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
10.05% Last Out Term Loan due 06/30/2016	$1,725,000	12/22/15	1,700,211	1,702,730

 Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% Senior Subordinated Note due 11/21/2020	$1,306,986	11/21/14	$1,282,473	$1,333,125
Limited Liability Company Unit (B)	230 uts.	11/19/14	71,875	84,644
			1,354,348	1,417,769

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% Senior Subordinated Note due 10/04/2019	$958,522	04/04/14	945,095	961,702
Common Stock (B)	31 shs.	04/04/14	77,533	83,727
			1,022,628	1,045,429

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	74,274
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	103,298
			75,418	177,572

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	80,559 uts.	04/15/14	—	80,559
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	148,450
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	18,611
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	16,412
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	29,928
			105,046	293,960

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
11.5% Senior Subordinated Note due 11/01/2020	$1,443,937	05/01/15	1,418,988	1,472,816
Common Stock (B)	148 shs.	05/01/15	148,096	237,069
			1,567,084	1,709,885

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	118,252

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	$75,920	$95,000
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	50,627
			76,687	145,627

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
13% Senior Subordinated Note due 03/27/2020	$1,597,905	03/27/14	1,574,475	1,517,913
Common Stock (B)	15,500 shs.	03/27/14	155,000	114,705
			1,729,475	1,632,618

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% Senior Subordinated Note due 03/27/2019	$1,201,902	03/27/13	1,188,258	1,174,208
Common Stock (B)	1,181 shs.	03/27/13	118,110	114,538
			1,306,368	1,288,746

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
12% Senior Subordinated Note due 01/05/2022	$1,580,894	01/15/16	1,550,105	1,613,977
Common Stock (B)	147 shs.	01/15/16	147,436	124,227
			1,697,541	1,738,204

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
13% Senior Subordinated Note due 12/19/2020	$792,816	06/19/15	778,766	797,533
Preferred Stock Series A (B)	342 shs.	06/19/15	70,683	73,696
Common Stock (B)	342 shs.	06/19/15	2,945	1,009
			852,394	872,238

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	175 shs.	10/31/14	174,831	237,488

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$727,865	02/05/14	$690,354	$691,317
Common Stock (B)	846 shs.	02/05/14	84,636	64,752
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	30,386
			811,806	786,455

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 06/19/2021	$1,437,500	12/19/14	1,412,766	1,425,973
Limited Liability Company Unit Preferred (B)	288 uts.	12/19/14	287,500	213,849
Limited Liability Company Unit Common Class A (B)	2,875 uts.	12/19/14	—	—
			1,700,266	1,639,822

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 08/14/2019	$1,089,948	02/14/14	1,074,628	1,100,847
12% Senior Subordinated Note due 08/14/2019	$431,250	06/22/15	427,602	434,453
Preferred Stock Series A (B)	1,208 shs.	02/14/14	114,011	127,293
Common Stock (B)	821 shs.	02/14/14	822	97,021
			1,617,063	1,759,614

Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
Common Stock (B)	517 shs.	03/09/12	51,724	100,711

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% Senior Subordinated Note due 01/17/2020	$1,615,730	01/17/14	1,593,578	1,402,912
Limited Liability Company Unit (B)	102 uts.	01/17/14	101,563	5,945
			1,695,141	1,408,857

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 03/15/2018	$703,125	04/15/13	680,380	702,643
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	331,590
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	65,743
			947,099	1,099,976

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
13.75% Senior Subordinated Note due 03/31/2021	$1,302,743	12/30/15	$1,277,820	$1,329,624

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 08/19/2016	$1,098,837	08/19/08	1,091,124	1,080,965
Common Stock (B)	251 shs.	08/19/08	251,163	35,203
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	9,099
			1,402,520	1,125,267

HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12.5% Senior Subordinated Note due 09/27/2019	$1,202,372	09/27/12	1,188,211	1,202,372
Limited Liability Company Unit Class A Preferred (B)	1,127 uts.	09/27/12	112,726	157,222
Limited Liability Company Unit Class A Common (B)	910 uts.	09/27/12	910	54,474
			1,301,847	1,414,068

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock	93 shs.	10/27/11	77,462	158,300

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% Senior Subordinated Note due 11/10/2020	$1,078,639	11/10/14	1,060,918	1,084,575
Common Stock (B)	2,300 shs.	11/10/14	230,000	187,964
			1,290,918	1,272,539

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	148,162

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	165 shs.	12/20/10	$165,000	$307,744
Preferred Stock B (B)	0.06 shs.	12/20/10	—	112
Common Stock	33 shs.	12/20/10	1,667	63,459
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	115,665
			272,310	486,980

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 06/10/2019	$1,107,473	12/11/13	1,092,634	1,118,547
Limited Liability Company Unit Class A (B)	283 uts.	12/11/13	611,794	981,887
			1,704,428	2,100,434

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 12/05/2019	$1,112,525	12/05/12	1,099,143	967,167
Limited Liability Company Unit (B)	1,038,805 uts.	12/05/12	232,207	13,575
			1,331,350	980,742

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
Preferred Stock Series A	102 shs.	12/23/11	—	—
Preferred Stock Series B	29 shs.	12/23/11	—	—
Common Stock	163 shs.	*	6,522	163,612
* 12/23/11 and 06/30/14.			6,522	163,612

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	71,053 shs.	05/24/06	71,053	79,379
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	48,709
			108,924	128,088

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	—	73,350
Common Stock (B)	353 shs.	07/15/08	285,619	413,634
			285,619	486,984

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Kyjen Company
A designer and distributer of branded and private label dog toys and accessories primarily in the US.
13% Senior Subordinated Note due 10/14/2021	$1,299,722	10/14/15	$1,275,206	$1,312,493

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	12,764 uts.	*	166,481	163,412
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	22,879
* 05/04/07 and 01/02/08.			189,262	186,291

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 01/15/2018	$419,971	01/15/10	401,962	401,984
15% Senior Subordinated Note due 01/15/2018	$117,427	10/05/10	116,688	108,343
Common Stock (B)	35 shs.	10/05/10	35,400	3,941
Common Stock Class B (B)	118 shs.	01/15/10	117,647	13,098
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	11,591
			766,276	538,957

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$879,203	04/17/15	870,143	852,635
Limited Liability Company Unit	5 uts.	04/17/15	678,329	346,292
			1,548,472	1,198,927

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% Senior Subordinated Note due 09/15/2021	$763,999	09/22/15	749,728	772,018
Limited Liability Company Unit Class B (B)	101,500 uts.	09/22/15	101,500	99,683
			851,228	871,701

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	66 uts.	08/29/08	46,152	101,852
Common Unit Class A (B)	671 uts.	08/29/08	671	287,766
Common Unit Class B (B)	263 uts.	08/29/08	63,564	112,889
			110,387	502,507

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019	$454,295	09/22/11	$449,013	$441,236
15% Senior Subordinated Note due 04/30/2022	$23,839	08/18/15	23,839	21,455
Limited Liability Company Unit Series A (B)	228 uts.	05/07/14	14,760	2,476
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	34,185
Common Stock Class A (B)	1,859 shs.	08/18/15	—	20,183
			643,557	519,535

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% Senior Subordinated Note due 09/30/2021	$1,098,377	09/30/14	1,079,965	1,115,166
Common Stock Class B (B)	219,545 shs.	09/30/14	219,545	174,959
			1,299,510	1,290,125

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 11/02/2019	$1,290,315	11/02/12	1,275,065	1,290,315
Common Stock (B)	45 shs.	11/02/12	44,643	48,434
			1,319,708	1,338,749

Money Mailer
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
Preferred Stock	1,332,865 shs.	12/10/14	1,312,872	1,332,865

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 08/15/2020	$996,103	11/30/10	987,800	996,103
Limited Liability Company Unit Class B-1 (B)	75,000 uts.	11/30/10	—	86,344
Limited Liability Company Unit Class B-2 (B)	6,801 uts.	11/30/10	—	7,830
			987,800	1,090,277

NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	306,091	58,845

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020	$810,000	02/02/07	$809,408	$377,530
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	43,528
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	104 uts.	12/10/14	103,904	105,251
* 12/18/08 and 09/30/09.			1,665,969	526,309

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
Limited Partnership Interest (B)	1,740 uts.	*	174,006	196,723
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	2,605 shs.	*	260,479	294,485
* 07/09/09 and 08/09/10.			434,485	491,208

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	82,562
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	53,003
Common Stock (B)	344 shs.	06/04/10	344	21,034
			86,823	156,599

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% Senior Subordinated Note due 07/29/2021	$1,451,496	01/29/16	1,423,161	1,481,858
Common Stock Class A (B)	276,000 shs.	01/29/16	276,000	276,000
			1,699,161	1,757,858

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	$59,034	$1,235,800
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	92,224
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	1,328,024

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	156,250 uts.	11/29/12	156,250	—

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% Senior Subordinated Note due 01/31/2020	$1,054,074	07/31/14	1,038,131	1,018,934
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	113,086
			1,186,227	1,132,020

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$1,610,100	05/29/15	1,581,495	1,641,154
Limited Liability Company Unit Preferred (B)	1,149 uts.	05/29/15	114,900	121,824
Limited Liability Company Unit Common (B)	1,149 uts.	05/29/15	—	47,015
			1,696,395	1,809,993

PPC Event Services
A special event equipment rental business.
14% Senior Subordinated Note due 05/20/2020	$1,149,563	11/20/14	1,131,319	1,172,554
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	388,125
Limited Liability Company Unit Series A-1 (B)	339 uts.	03/16/16	42,419	42,419
			1,346,238	1,603,098

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$1,135,898	05/12/15	1,116,226	1,137,637
Common Stock (B)	118 shs.	05/12/15	118,476	134,480
			1,234,702	1,272,117

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
Limited Liability Company Unit Class A (B)	13,548 uts.	*	$135,477	$223,708
* 10/21/11 and 08/03/12.

Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
Preferred Stock (B)	2,098 shs.	03/30/12	83,920	118,102
Common Stock (B)	983 shs.	03/30/12	9,830	154,113
			93,750	272,215

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	121,134
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	49,490
			103,825	170,624

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	354,597
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	89,820
* 08/31/07 and 03/06/08.			328,729	444,417

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	726,147	—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 06/13/2019	$1,059,783	12/13/13	1,043,394	1,070,381
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	284,551
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	47,512
			1,232,355	1,402,444

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 12/14/2017	$1,217,936	*	$1,243,795	$1,140,476
Common Stock (B)	38 shs.	12/14/10	38,168	24,684
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	24,089
* 12/14/10, 08/17/12 and 03/31/16.			1,319,212	1,189,249

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% Senior Subordinated Note due 07/31/2021	$1,215,600	07/31/15	1,193,491	1,225,118
Common Stock (B)	68 shs.	07/31/15	78,150	73,811
			1,271,641	1,298,929

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 02/26/2019	$2,330,583	09/02/08	2,290,332	2,330,583
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	—
Redeemable Preferred Stock Series A (B)	678 shs.	10/03/08	6,630	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	—
			2,382,301	2,330,583

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
12.5% Senior Subordinated Note due 04/15/2021	$766,700	10/15/15	752,284	774,978
Limited Liability Company Unit (B)	95,800 uts.	10/15/15	95,800	94,363
			848,084	869,341

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
3% Senior Subordinated Note due 12/31/2018 (D)	$770,572	12/05/13	—	732,043
15% Senior Subordinated Note due 12/05/2020 (D)	$46,798	12/05/13	219,203	44,458
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	562
			219,203	777,063

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
8% Senior Subordinated Note due 10/31/2016 (D)	$938,651	10/31/07	$909,276	$—
Common Stock (B)	110 shs.	10/31/07	110,430	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	—
			1,066,086	—

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 07/05/2019	$1,560,154	07/05/13	1,541,057	1,560,154
Limited Liability Company Unit Preferred Class A (B)	147,727 shs.	07/05/13	147,727	201,927
			1,688,784	1,762,081

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% Senior Subordinated Note due 07/31/2020	$1,130,623	01/23/15	1,111,627	1,042,460

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
10.75% Second Lien Term Loan due 01/29/2023	$1,725,000	01/21/16	1,691,350	1,694,244

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	184,266	—
Class C Unit (B)	450,000 uts.	10/29/09	413,244	129,358
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	—
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	—
* 07/19/04 and 10/29/09.			923,711	129,358

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	3,632 shs.	03/31/14	363,158	566,538

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$1,680,931	11/30/06	867,531	1,260,698
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			1,014,571	1,260,698

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% Senior Subordinated Note due 02/03/2021	$372,684	08/03/15	$366,021	$374,451
Limited Liability Company Unit (B)	370,241 uts.	08/03/15	370,241	512,561
			736,262	887,012

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	205 shs.	12/16/10	205,480	202,395
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	55 shs.	12/16/10	49,334	54,391
			254,814	256,786

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% Senior Subordinated Note due 07/22/2021	$1,572,691	01/22/16	1,542,092	1,591,546
Common Stock (B)	157 shs.	01/22/16	156,818	140,521
			1,698,910	1,732,067

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 06/12/2020	$948,779	11/03/11	940,394	948,778
Common Stock	1,500 shs.	11/03/11	150,000	218,360
			1,090,394	1,167,138

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% Senior Subordinated Note due 03/04/2021	$1,566,448	03/04/15	1,539,572	1,468,958
Common Stock (B)	1,835 shs.	03/04/15	183,500	106,429
			1,723,072	1,575,387

Total Private Placement Investments (E)			$96,708,386	$98,538,386

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 13.72%:
Bonds - 13.72%
Amsted Industries	5.375%	09/15/24	$240,000	$240,000	$230,700
ArcelorMittal	6.125	06/01/18	500,000	506,217	505,000
Belden Inc.	5.250	07/15/24	210,000	210,000	200,550
CCOH Safari, LLC	5.750	02/15/26	500,000	500,000	517,500
Cimpress N.V.	7.000	04/01/22	500,000	485,883	495,000
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	410,125
Consolidated Energy Finance S.A.	6.750	10/15/19	500,000	493,949	476,250
Constellium N.V.	7.875	04/01/21	373,000	373,000	372,675
Cornerstone Chemical Company	9.375	03/15/18	375,000	379,554	349,687
CTP Transportation Products, LLC	8.250	12/15/19	310,000	310,000	305,350
Dean Foods	6.500	03/15/23	329,000	329,000	338,459
Endo Finance LLC	5.375	01/31/23	500,000	490,881	476,250
Family Tree Escrow, LLC	5.750	03/01/23	156,000	156,000	165,360
First Data Corporation	5.000	01/15/24	406,000	406,000	406,508
Harron Communications, L.P.	9.125	04/01/20	250,000	267,725	261,407
HD Supply, Inc.	5.250	12/15/21	127,000	127,000	133,350
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	282,237
H.J. Heinz Company	4.875	02/15/25	209,000	209,000	230,247
HP Enterprise Company	4.900	10/15/25	500,000	498,624	514,583
International Wire Group	8.500	10/15/17	500,000	514,385	498,125
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	523,750
Jupiter Resources Inc.	8.500	10/01/22	500,000	474,094	265,000
OPE KAG Finance Sub	7.875	07/31/23	500,000	522,804	498,750
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	680,107	616,590
Mallinckrodt PLC	5.750	08/01/22	500,000	500,000	460,625
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	295,000
Micron Technology, Inc.	5.250	08/01/23	494,000	494,000	403,845
Moog Inc.	5.250	12/01/22	500,000	503,637	500,625
MPLX LP	4.875	12/01/24	500,000	500,000	461,618
Nielsen Finance LLC	5.000	04/15/22	271,000	272,760	277,775
Numericable Group SA	4.875	05/15/19	240,000	240,000	238,800
Paragon Offshore plc. (D)	6.750	07/15/22	500,000	175,711	131,250
Penske Corporation	4.875	07/11/22	500,000	498,482	533,888
Prestige Brands Holdings, Inc.	5.375	12/15/21	650,000	650,000	658,125
Sabre GLBL, Inc.	5.375	04/15/23	500,000	494,528	513,125
Sabre GLBL, Inc.	5.250	11/15/23	122,000	122,000	124,123
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	250,000	250,000	250,625
Sinclair Broadcast Group, Inc.	5.875	03/15/26	204,000	204,000	208,845
Sirius XM Radio Inc.	5.875	10/01/20	445,000	445,000	464,958

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Shares or Principal Amount	Cost	Market Value

TeamHealth Holdings Inc	7.250%	12/15/23	$115,000	$115,000	$123,050
Topaz Marine S.A.	8.625	11/01/18	500,000	500,000	452,500
Unitymedia KabelBW GmbH	6.125	01/15/25	500,000	500,000	519,690
Univision Communications, Inc.	5.125	05/15/23	160,000	160,000	159,200
Univision Communications, Inc.	5.125	02/15/25	419,000	424,761	413,763
UPCB Finance IV Limited	5.375	01/15/25	208,000	208,000	210,600
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,513	210,000
Virgin Media Secured Finance PLC	5.250	01/15/26	500,000	504,057	500,000
VRX Escrow Corp.	6.125	04/15/25	382,000	382,000	294,140
Welltec A/S	8.000	02/01/19	375,000	371,267	340,313
West Corporation	5.375	07/15/22	500,000	491,746	458,650
Western Digital Corporation	10.500	04/01/24	253,000	253,000	253,633
XPO Logistics, Inc.	7.875	09/01/19	451,000	464,200	466,785

Total Bonds				19,908,885	18,999,004

Common Stock - 0.00%
TherOX, Inc. (B)			26	—	—
Touchstone Health Partnership (B)			292	—	—

Total Common Stock				—	—

Total Rule 144A Securities				19,908,885	18,999,004

Total Corporate Restricted Securities				$116,617,271	$117,537,390

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Public Securities - 16.63%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 0.27%
Aquilex Holdings LLC	5.000%	12/31/20	$167,977	$167,689	$155,378
Seadrill Partners Finco, LLC	4.000	02/21/21	498,724	193,276	219,439

Total Bank Loans				360,965	374,817

Bonds - 16.36%
Accuride Corp	9.500	08/01/18	500,000	491,279	460,000
Alcoa, Inc.	6.150	08/15/20	600,000	618,482	624,000
Anglogold Holdings PLC	5.375	04/15/20	600,000	603,157	591,750
Anixter, Inc.	5.125	10/01/21	165,000	165,000	165,825
Antero Resources Corporation	5.375	11/01/21	395,000	395,000	365,375
Bank of America Corporation	4.000	04/01/24	500,000	498,443	524,480
Bonanza Creek Energy, Inc.	5.750	02/01/23	500,000	500,000	132,500
Brunswick Corporation	7.125	08/01/27	500,000	504,201	527,500
Calumet Specialty Products Partners L.P.	7.625	01/15/22	500,000	498,915	353,750
CCO Holdings Capital Corporation	5.750	01/15/24	500,000	485,478	520,625
Clearwater Paper Corporation	4.500	02/01/23	500,000	496,288	476,875
Commercial Metals Company	4.875	05/15/23	750,000	751,198	663,750
CVR Refining LLC	6.500	11/01/22	350,000	340,444	309,750
DaVita Healthcare Partners, Inc.	5.000	05/01/25	500,000	483,012	495,000
D.R. Horton, Inc.	4.000	02/15/20	500,000	500,000	515,000
Duke Realty Limited Partnership	3.875	10/15/22	500,000	502,779	509,824
EP Energy Corporation	9.375	05/01/20	406,000	176,679	204,776
Ferrellgas Partners, L.P.	8.625	06/15/20	650,000	650,725	601,250
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	137,600
Frontier Communications Corporation	6.875	01/15/25	500,000	490,914	422,187
HealthSouth Corporation	7.750	09/15/22	203,000	203,330	211,569
Hertz Corporation	6.750	04/15/19	220,000	218,350	223,188
Hornbeck Offshore Services, Inc.	1.500	09/01/19	500,000	257,500	296,563
Hospital Corporation of America	5.375	02/01/25	100,000	101,691	101,094
Hospital Corporation of America	5.250	06/15/26	174,000	174,000	178,350
Icahn Enterprises L.P.	6.000	08/01/20	600,000	608,413	583,500
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,982	495,000
Kindred Healthcare, Inc.	8.750	01/15/23	500,000	500,000	478,750
Laboratory Corporation of America Holdings	3.600	02/01/25	500,000	499,293	506,161
Lamar Media Corp.	5.375	01/15/24	160,000	160,000	166,848
Lazard Group LLC	4.250	11/14/20	500,000	498,860	522,143
Lennar Corporation	4.500	11/15/19	250,000	250,402	260,000
Lennar Corporation	4.750	04/01/21	500,000	500,000	506,250
Lennar Corporation	4.750	11/15/22	375,000	370,707	375,937
Lifepoint Hospitals, Inc.	5.500	12/01/21	350,000	358,205	365,750

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Corporate Public Securities: (A) (Continued)	Interest Rate	Maturity Date	Shares or Principal Amount	Cost	Market Value
Masco Corporation	7.125%	03/15/20	$350,000	$349,999	$402,937
MasTec, Inc.	4.875	03/15/23	500,000	491,906	428,750
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	927,500
Netflix, Inc.	5.500	02/15/22	299,000	299,000	313,035
NRG Energy, Inc.	6.250	07/15/22	500,000	500,000	465,000
Omnova Solutions, Inc.	7.875	11/01/18	450,000	454,121	445,500
Orbital ATK, Inc.	5.250	10/01/21	500,000	500,000	518,750
Perry Ellis International, Inc.	7.875	04/01/19	125,000	124,346	125,625
Precision Drilling Corporation	6.625	11/15/20	250,000	254,803	200,000
R.R. Donnelley & Sons Company	6.000	04/01/24	500,000	500,000	410,000
Sanchez Energy Corporation	6.125	01/15/23	500,000	350,384	270,000
Sprint Corporation	7.125	06/15/24	155,000	155,000	115,087
Sprint Nextel Corporation	6.000	12/01/16	500,000	502,093	496,875
Steelcase, Inc.	6.375	02/15/21	500,000	504,901	564,758
Suburban Propane Partners, L.P.	5.750	03/01/25	500,000	500,000	477,500
Time Warner Cable, Inc.	5.000	02/01/20	500,000	495,442	542,735
Tyson Foods, Inc.	4.500	06/15/22	500,000	511,266	547,819
Weatherford International	4.500	04/15/22	500,000	514,597	401,250
William Lyon Homes	7.000	08/15/22	500,000	500,000	480,000
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	295,375
Xerium Technologies, Inc.	8.875	06/15/18	416,000	426,703	343,200

Total Bonds				23,872,288	22,644,616

Common Stock - 0.00%
Nortek, Inc. (B)			100	1	4,829

Total Common Stock				1	4,829

Total Corporate Public Securities				$24,233,254	$23,024,262

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Short-Term Security:	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 1.44%
Enterprise Products Operating, LLC	0.800%	04/04/16	$2,000,000	$1,999,867	$1,999,867

Total Short-Term Security				$1,999,867	$1,999,867

Total Investments	102.97%			$142,850,392	$142,561,519

Other Assets	8.90				12,313,021

Liabilities	(11.87)				(16,431,320)

Total Net Assets	100.00%				$138,443,220

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2016 the values of these securities amounted to $98,538,386 or 71.18% of net assets.
PIK	- Payment-in-kind

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 3.11%
FMH Holdings Corporation	$1,709,885
Merex Holding Corporation	519,535
Orbital ATK, Inc.	518,750
Sunvair Aerospace Group Inc.	1,298,929
Whitcraft Holdings, Inc.	256,786
4,303,885

AIRLINES - 0.34%
XPO Logistics, Inc.	466,785

AUTOMOTIVE - 8.36%
Accuride Corp	460,000
Aurora Parts & Accessories LLC	1,734,795
CG Holdings Manufacturing Company	1,740,406
DPL Holding Corporation	1,719,821
Grakon Parent	237,488
J A C Holding Enterprises, Inc.	486,980
J.B. Poindexter Co., Inc.	523,750
K & N Parent, Inc.	163,612
Meritor, Inc.	927,500
Moog Inc.	500,625
Power Stop Holdings LLC	1,809,993
Randy's Worldwide Automotive	1,272,117
11,577,087

BANKING - 0.38%
Bank of America Corporation	524,480

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.80%
Icahn Enterprises L.P.	583,500
Lazard Group LLC	522,143
1,105,643

BUILDING MATERIALS - 8.15%
ARI Holding Corporation	2,323,155
Janus Group Holdings LLC	2,100,434
Masco Corporation	402,937
Nortek, Inc.	4,829
Pearlman Enterprises, Inc.	1,328,024
Signature Systems Holding Company	170,624
Sunrise Windows Holding Company	1,189,249
Torrent Group Holdings, Inc.	777,063
Wellborn Forest Holding Company	1,260,698
Wolf - Gordon, Inc.	1,732,067
11,289,080
Fair Value/ Market Value

CABLE & SATELLITE - 2.39%
CCO Holdings Capital Corporation	$520,625
CCOH Safari, LLC	517,500
Harron Communications, L.P.	261,407
Numericable Group SA	238,800
Time Warner Cable, Inc.	542,735
Unitymedia KabelBW GmbH	519,690
UPCB Finance IV Limited	210,600
Virgin Media Secured Finance PLC	500,000
3,311,357

CHEMICALS - 3.45%
Compass Chemical International LLC	1,763,383
Consolidated Energy Finance S.A.	476,250
Cornerstone Chemical Company	349,687
LBC Tank Terminals Holding Netherlands B.V.	616,590
Omnova Solutions, Inc.	445,500
Polytex Holdings LLC	1,132,020
4,783,430

CONSTRUCTION MACHINERY - 0.49%
A W X Holdings Corporation	405,300
Safety Infrastructure Solutions	272,215
677,515

CONSUMER CYCLICAL SERVICES - 2.74%
CHG Alternative Education Holding Company	1,055,721
Church Services Holding Company	175,046
Cimpress N.V.	495,000
PPC Event Services	1,603,098
West Corporation	458,650
3,787,515

CONSUMER PRODUCTS - 10.40%
AMS Holding LLC	331,345
Animal Supply Company	1,670,894
Blue Wave Products, Inc.	785,534
gloProfessional Holdings, Inc.	1,288,746
GTI Holding Company	786,455

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Handi Quilter Holding Company	$1,639,822
HHI Group, LLC	1,408,857
HP Enterprise Company	514,583
K N B Holdings Corporation	128,088
Kyjen Company	1,312,493
Manhattan Beachwear Holding Company	538,957
MasTec, Inc.	428,750
Master Cutlery LLC	1,198,927
Perry Ellis International, Inc.	125,625
Prestige Brands Holdings, Inc.	658,125
Transpac Holding Company	—
York Wall Holding Company	1,575,387
14,392,588

DIVERSIFIED MANUFACTURING - 6.00%
ABC Industries, Inc.	453,408
Advanced Manufacturing Enterprises LLC	7,777
Airxcel Holdings	1,783,688
Amsted Industries	230,700
Belden Inc.	200,550
BP SCI LLC	378,928
CTP Transportation Products, LLC	305,350
Custom Engineered Wheels, Inc.	666,857
F G I Equity LLC	293,960
Forum Energy Technologies	137,600
G C Holdings	118,252
Ideal Tridon Holdings, Inc.	158,300
K P I Holdings, Inc.	486,984
Motion Controls Holdings	1,090,277
NABCO, Inc.	58,845
NetShape Technologies, Inc.	526,309
Strahman Holdings Inc	1,402,444
8,300,229

ELECTRIC - 0.34%
NRG Energy, Inc.	465,000

FINANCIAL OTHER - 0.11%
Insurance Claims Management, Inc.	148,162

FOOD & BEVERAGE - 10.18%
1492 Acquisition LLC	937,541
Dean Foods	338,459
Eagle Family Foods, Inc.	1,702,730
Fair Value/ Market Value

F F C Holding Corporation	$177,572
GenNx Novel Holding, Inc.	1,632,618
H.J. Heinz Company	230,247
Hollandia Produce LLC	1,329,624
Hospitality Mints Holding Company	1,125,267
Impact Confections	1,272,539
JMH Investors LLC	980,742
PANOS Brands LLC	1,757,858
Tyson Foods, Inc.	547,819
Westminster Acquisition LLC	887,012
WP Supply Holding Corporation	1,167,138
14,087,166

GAMING - 1.26%
CTM Holding, Inc.	1,739,109

HEALTHCARE - 5.39%
DaVita Healthcare Partners, Inc.	495,000
ECG Consulting Group	1,417,769
GD Dental Services LLC	145,627
Healthcare Direct Holding Company	100,711
HealthSouth Corporation	211,569
Hospital Corporation of America	279,444
Kindred Healthcare, Inc.	478,750
Laboratory Corporation of America Holdings	506,161
Lifepoint Hospitals, Inc.	365,750
MedSystems Holdings LLC	502,507
Synteract Holdings Corporation	2,330,583
TeamHealth Holdings Inc	123,050
TherOX, Inc.	—
Touchstone Health Partnership	—
Valeant Pharmaceuticals International	210,000
VRX Escrow Corp.	294,140
7,461,061

HOME CONSTRUCTION - 1.54%
D.R. Horton, Inc.	515,000
Lennar Corporation	1,142,187
William Lyon Homes	480,000
2,137,187

INDEPENDENT - 1.16%
Antero Resources Corporation	365,375

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

EP Energy Corporation	$204,776
Jupiter Resources Inc.	265,000
MEG Energy Corporation	295,000
Precision Drilling Corporation	200,000
Sanchez Energy Corporation	270,000
1,600,151

INDUSTRIAL OTHER - 10.07%
Advanced Technologies Holdings	348,639
AFC-Dell Holding Corporation	1,330,059
Aquilex Holdings LLC	155,378
Brunswick Corporation	527,500
Clough, Harbour and Associates	672,523
Connecticut Electric, Inc.	1,135,230
Hartland Controls Holding Corporation	1,759,614
Hi-Rel Group LLC	1,099,976
HVAC Holdings, Inc.	1,414,068
International Wire Group	498,125
Mail Communications Group, Inc.	186,291
MC Sign Holdings LLC	871,701
Nielsen Finance LLC	277,775
Northwest Mailing Services, Inc.	491,208
O E C Holding Corporation	156,599
Safway Group Holding LLC/Finance Corporation	250,625
Smart Source Holdings LLC	444,417
SMB Machinery Holdings, Inc.	—
Steelcase, Inc.	564,758
Tranzonic Holdings LLC	1,762,081
13,946,567

MEDIA & ENTERTAINMENT - 4.33%
BlueSpire Holding, Inc.	1,656,641
GlynnDevins Acquisition Corporation	872,238
HOP Entertainment LLC	—
Lamar Media Corp.	166,848
Money Mailer	1,332,865
Netflix, Inc.	313,035
R.R. Donnelley & Sons Company	410,000
Sinclair Broadcast Group, Inc.	208,845
Sirius XM Radio Inc.	464,958
Univision Communications, Inc.	572,963
5,998,393

Fair Value/ Market Value

METALS & MINING - 1.99%
Alcoa, Inc.	$624,000
Anglogold Holdings PLC	591,750
ArcelorMittal	505,000
Commercial Metals Company	663,750
Constellium N.V.	372,675
2,757,175

MIDSTREAM - 1.00%
CVR Refining LLC	309,750
Ferrellgas Partners, L.P.	601,250
Suburban Propane Partners, L.P.	477,500
1,388,500

OIL FIELD SERVICES - 3.19%
Avantech Testing Services LLC	—
Bonanza Creek Energy, Inc.	132,500
Enterprise Products Operating, LLC	1,999,867
Hilcorp Energy Company	282,237
Hornbeck Offshore Services, Inc.	296,563
Petroplex Inv Holdings LLC	—
Seadrill Partners Finco, LLC	219,439
Topaz Marine S.A.	452,500
Weatherford International	401,250
Welltec A/S	340,313
WPX Energy, Inc.	295,375
4,420,044

OTHER-REITS - 0.37%
Duke Realty Limited Partnership	509,824

PACKAGING - 0.66%
ASC Holdings, Inc.	790,562
Vitex Packaging Group, Inc.	129,358
919,920

PAPER - 1.23%
Clearwater Paper Corporation	476,875
Dunn Paper	885,158
Xerium Technologies, Inc.	343,200
1,705,233

PHARMACEUTICALS - 2.66%
Clarion Brands Holding Corp.	1,705,273
Endo Finance LLC	476,250

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

ERG Holding Company LLC	$1,045,429
Mallinckrodt PLC	460,625
3,687,577

REFINING - 2.66%
Calumet Specialty Products Partners L.P.	353,750
CITGO Petroleum Corporation	410,125
MES Partners, Inc.	1,290,125
MPLX LP	461,618
Paragon Offshore plc.	131,250
Tristar Global Energy Solutions, Inc.	1,042,460
3,689,328

RETAILERS - 0.22%
Family Tree Escrow, LLC	165,360
HD Supply, Inc.	133,350
298,710

TECHNOLOGY - 4.35%
Anixter, Inc.	165,825
First Data Corporation	406,508
Glynlyon Holding Companies, Inc.	1,738,204
Jabil Circuit, Inc.	495,000
Micron Technology, Inc.	403,845
REVSpring, Inc.	223,708
Sabre GLBL, Inc.	637,248
Veritext Corporation	1,694,244
Western Digital Corporation	253,633
6,018,215

Fair Value/ Market Value

TRANSPORTATION SERVICES - 2.91%
Hertz Corporation	$223,188
MNX Holding Company	1,338,749
OPE KAG Finance Sub	498,750
Penske Corporation	533,888
Team Drive-Away Holdings LLC	869,341
VP Holding Company	566,538
4,030,454

WIRELESS - 0.44%
Sprint Corporation	115,087
Sprint Nextel Corporation	496,875
611,962

WIRELINES - 0.30%
Frontier Communications Corporation	422,187

Total Investments - 102.97%	$142,561,519

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2016:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$93,568,417	$—	$18,999,004	$74,569,413
Common Stock - U.S.	7,094,164	—	—	7,094,164
Preferred Stock	7,220,989	—	—	7,220,989
Partnerships and LLCs	9,653,820	—	—	9,653,820
Public Securities
Bank Loans	374,817	—	374,817	—
Corporate Bonds	22,644,616	—	22,644,616	—
Common Stock - U.S.	4,829	4,829	—	—
Short-term Securities	1,999,867	—	1,999,867	—
Total	$142,561,519	$4,829	$44,018,304	$98,538,386
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2015	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2016
Restricted Securities
Corporate Bonds	$67,658,072	$492,690	$6,440,729	$—	$(22,078)	$—	$—	$74,569,413
Common Stock - U.S.	7,806,723	(751,915)	580,254	(540,898)	—	—	—	7,094,164
Preferred Stock	6,609,176	621,761	—	(9,948)	—	—	—	7,220,989
Partnerships and LLCs	9,670,199	124,087	42,418	(182,884)	—	—	—	9,653,820
	$91,744,170	$486,623	$7,063,401	$(733,730)	$(22,078)	$—	$—	$98,538,386
There were no transfers into or out of Level 1 and Level 2 assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Participation Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date    May 27, 2016

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    May 27, 2016

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.